BLACKROCK ALLOCATION TARGET SHARES
BATS: Series E Portfolio
(the “Fund”)

Supplement dated February 10, 2016 to the
Prospectus dated July 29, 2015

Effective immediately, the following changes are made to the Fund’s Prospectus:

The section of the Prospectus entitled “Fund Overview — Key Facts About BATS: Series E Portfolio — Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Theodore R. Jaeckel, CFA	2014	Managing Director of BlackRock, Inc.
Walter O’Connor, CFA	2014	Managing Director of BlackRock, Inc.
Michael Perilli	2016	Associate of BlackRock, Inc.

The section of the Prospectus entitled “Details About the Funds — How Each Fund Invests — BATS: Series E Portfolio — About the Portfolio Management of the BATS: Series E Portfolio” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT OF THE BATS: SERIES E PORTFOLIO

The BATS: Series E Portfolio is managed by a team of financial professionals. Theodore R. Jaeckel, Jr., CFA, Walter O’Connor, CFA, and Michael Perilli are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds —Portfolio Manager Information” for additional information about the portfolio management team.

The section of the Prospectus entitled “Management of the Funds — Portfolio Manager Information — BATS: Series E Portfolio” is deleted in its entirety and replaced with the following:

BATS: Series E Portfolio

The BATS: Series E Portfolio is managed by a team of financial professionals. Theodore R. Jaeckel, CFA, Walter O’Connor, CFA, and Michael Perilli are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Theodore R. Jaeckel, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2014	Managing Director of BlackRock, Inc. since 2006.
Walter O’Connor, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2014	Managing Director of BlackRock, Inc. since 2006.
Michael Perilli	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2016	Associate of BlackRock, Inc. since 2011.

Shareholders should retain this Supplement for future reference.

PRO-BATSE-0216SUP